SPDR® Series Trust

One Lincoln Street

Boston, MA 02111

December 2, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:        Office of Filings, Information & Consumer Service

RE:	SPDR Series Trust (“Registrant”)

File Nos.: 333-57793, 811-08839

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that that the Prospectus for the above-referenced Registrant does not differ from the Prospectus contained in Post-Effective Amendment No. 153 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on November 25, 2015 with a designated effective date of December 1, 2015 (Accession # 0001193125-15-387394).

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-2532.

Sincerely,

/s/ Christopher A. Madden
Christopher A. Madden
Secretary

cc:	W. John McGuire, Esq.